Fair Value Measurements	12 Months Ended
Dec. 31, 2020
Fair Value Measurements [Abstract]
Fair Value Measurements

Note 18 - Fair Value Measurements

The level in the fair value hierarchy within which an asset or liability is classified is based on the lowest level input that is significant to the fair value measurement in its entirety.

As of December 31, 2020 and 2019, the Company did not have any assets or liabilities measured at fair value on a recurring basis.